Trade Payables and Trade Payables - Agreements (Tables)	12 Months Ended
Dec. 31, 2023
Trade Payables and Trade Payables - Agreements [Abstract]
Schedule of Trade Payables, Net
		As of December 31,
	Note	2023	2022
Trade payables
Products		10,363	9,196
Acquisition of property, plant and equipment		158	140
Service		150	129
Service - related parties	10.1	28	33
Bonuses from suppliers	15.2	(902)	(960)
		9,797	8,538

Trade payables - Agreements
Products	15.1	1,070	813
Acquisition of property, plant and equipment	15.1	389	1,226
Acquisition of hypermarkets	15.3	892	3,202
		2,351	5,241

		12,148	13,779

Current		12,110	12,999
Non-current		38	780